Recovery of Erroneously Awarded Compensation	12 Months Ended
Mar. 31, 2026
Restatement Determination Date:: 2026-03-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

We have adopted a Clawback Policy that is designed to comply with Section 10D of the Exchange Act and the requirements pursuant to Nasdaq rules. This policy applies to our current and former executive officers. In the event we are required to prepare an accounting restatement of our financial statements due to our material noncompliance with any financial reporting requirement under the securities laws, the Board of Directors will require us to seek reimbursement or forfeiture reasonably promptly of any erroneously awarded incentive compensation received by any covered executive during the three completed fiscal years immediately preceding the date on which we are required to prepare an accounting restatement and during an applicable transition period.